Bank loan (Details Narrative) - Secured Revolving Credit Facility [Member] - USD ($) $ in Thousands	Sep. 14, 2022	Jan. 24, 2022
Disclosure of detailed information about borrowings [line items]
Bank loan availed		$ 10,000
Additional bank loan available		$ 15,000
Standby fee on undrawn portion of bank loan		0.90%
Bank loan maturity date	Mar. 31, 2025	Mar. 31, 2023
Base Rate [Member]
Disclosure of detailed information about borrowings [line items]
Bank loan interest rate margin		3.00%
SOFR Rate [Member]
Disclosure of detailed information about borrowings [line items]
Bank loan interest rate margin		4.00%